PROPERTY, PLANT, AND EQUIPMENT	6 Months Ended	12 Months Ended
	Aug. 31, 2011	Feb. 28, 2011
Property, Plant, and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
NOTE 6 – PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment as of August 31, 2011 and February 28, 2011 consist of the following:

	August 31, 2011	February 28, 2011
Machinery and equipment	$964,111	$964,111
Furniture and fixtures	163,302	163,302
Leasehold improvements	485,080	485,080
	1,612,493	1,612,493
Less accumulated depreciation	(1,323,827)	(1,231,651)
Property, plant and equipment, net	$288,666	$380,842

Depreciation expense was $92,176 and $93,366 for the six months ended August 31, 2011 and August 31, 2010, respectively.

NOTE 5 – PROPERTY, PLANT, AND EQUIPMENT

Property, plant, and equipment at February 28, 2011 and February 28, 2010 consists of the following:

	2011	2010
Machinery and equipment	$964,111	$1,060,519
Furniture and fixtures	163,302	1,493,293
Leasehold improvements	485,080	481,887
	1,612,493	3,035,699
Less accumulated depreciation and amortization	1,231,651	2,477,861
Property, plant and equipment, net	$380,842	$557,838

Depreciation and amortization expense was $186,594 and $138,448 for the years ended February 28, 2011 and February 28, 2010, respectively. During the year ended February 28, 2011, we disposed of approximately $1.4 million of fixed assets. These assets were primarily related to our old computer system which we upgraded in the current year. All the assets disposed of were fully depreciated and there was no resulting gain or loss on the disposition of these assets.